Income taxes - Deductible temporary differences (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	$ 49,254,888	$ 26,172,695
Statutory income tax rate	26.50%	26.50%
Temporary differences associated with investments in subsidiaries	$ 250,000
Australian Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate	26.00%	27.50%	27.50%
Property and equipment..
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	$ 317,392	$ 633,070
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	10,691,053	3,762,917
Share issuance costs - 20(1)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	474,873	318,920
Non-capital losses carried forward - Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	21,725,215	16,387,380
Non-capital losses carried forward - US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	10,537,511	344,750
Non-capital losses carried forward - Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	195,574
Capital losses carried forward - Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	346,457	345,288
Capital losses carried forward - Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	537,322	570,372	$ 245,455
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	597,175	595,160
SR&ED pool
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	1,868,445	1,862,140
Share appreciation rights plan obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences		153,638
Ontario SR&ED credit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	92,507	92,195
Contract liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	270,320	412,831
Lease obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	58,111	19,888
Accrued vacation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	38,584
Accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	12,409
Accrued interest
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	1,257,173
Difference between cash and accrual basis
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	676,122
AFDA Reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	117,163
Contingent Consideration Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	445,972
Stock-based Compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	149,343
Business acquisition expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	314,633
Unrealized foreign exchange
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences		674,146
Canadian loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	0	$ 0	$ 0
Non-capital losses carried forward - UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognized deductible temporary differences	$ 26,614